SHARE-BASED COMPENSATION (Sogou Share-based Awards, Sohu Management Sogou Share Option Arrangement, Share Option Activity, Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 8,935,000	$ 15,901,000	$ 14,204,000
Sohu Management Sogou Share Option Arrangement [Member] | Class A Ordinary Shares [Member] | Share Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Closing price	$ 8.15
Share-based compensation expense	$ 0	$ 0	$ 0